Balances and transactions with related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Associates
Balances and transactions with related parties
Sales to/income from related parties	₽ 3	₽ 3
Purchases/expenses from related parties		(183)
Amounts owed to related parties	(3)
Key management personnel
Balances and transactions with related parties
Purchases/expenses from related parties	(429)	(307)
Amounts owed to related parties	(244)	(114)
Other related parties
Balances and transactions with related parties
Sales to/income from related parties	7	5
Purchases/expenses from related parties	(71)	(22)
Amounts owed by related parties	101
Amounts owed to related parties	₽ (11)	₽ (16)